Borrowings, Financing And Debentures - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 13,822,913	R$ 10,786,374	R$ 7,994,145
Current	3,805,649	3,354,355
Non-current	10,017,264	7,432,019
Debentures Current	2,169,786	246,017
Debentures Non-current	1,872,729	4,005,214
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,789	35,390
BNDES FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15	183
BRL | FINEP [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	73,076	101,988
BRL | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,042,515	4,251,231
BRL | Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	773,949	2,883,382
BRL | Operations The Body Shop [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	500,835
BRL | Operations Avon [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	145,495
BRL | Notes - Avon [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,033,682
MXN | Operations Mexico [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,453	31,802
AUD | Operations Aesop [Member] | Working Capital Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		100,438
Local Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	9,591,809	7,404,414
USD | BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,639	8,030
USD | Export Credit Note NCE [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		81,210
USD | Representative debt securities (“Notes”) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,969,226	3,090,490
USD | Resolution [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	260,239	202,230
Foreign Currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 4,231,104	R$ 3,381,960